Quarterly Report
December 31, 2024
MFS®  South Carolina
Municipal Bond Fund
MSC-Q3

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 5.1%
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	$450,000	$473,645
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,303,952
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,553,326
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,119,465
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	153,826
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	140,392
Greenville-Spartanburg, SC, Airport Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,180,878
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	2,044,071
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,000,000	1,042,337
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,049
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,023
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	120,032
		$11,296,996
General Obligations - General Purpose – 4.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$424,923
Charleston, SC, Public Finance Corp., Installment Purchase Rev. (City of Charleston Project), 5%, 9/01/2039	750,000	832,807
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	829,585
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	97,904	104,291
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	330,093	360,988
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	90,173	88,802
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	170,651	166,358
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	69,565	67,084
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	94,583	89,430
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	349,365	324,434
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	78,501
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	2,008,145
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	634,944
Lancaster County, SC, Public Facilities Corp. Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,500,000	1,589,573
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	204,640
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	189,289
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	177,748
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	331,555
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	145,087
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	210,108
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	84,333
		$8,942,625
General Obligations - Schools – 5.0%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$278,010
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,216,957
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	640,304
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,473,104
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,130,604
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,226,408
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,077,792
		$11,043,179
Healthcare Revenue - Hospitals – 13.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$239,583
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	44,742
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	27,433
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,987,248
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,223,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	$1,000,000	$1,018,689
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,017,328
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,356,003
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,580,000	1,508,321
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Mcleod Health Project), 5.25%, 11/01/2054	1,500,000	1,620,524
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	1,000,000	1,095,300
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	295,000	300,706
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,205,000	1,214,387
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	2,000,000	2,107,617
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	271,925
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,075,047
South Carolina Jobs & Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	1,994,848
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,022,261
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	494,635
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,887,565
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,061,071
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,000,000	2,897,067
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	453,417
		$28,919,256
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,259,506
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	647,893
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	212,752
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	656,025
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	968,775
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	966,316
		$4,711,267
Industrial Revenue - Environmental Services – 0.6%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$405,000	$406,249
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	1,000,000	992,589
		$1,398,838
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$91,218
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	203,697
		$294,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 1.8%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$100,000	$102,127
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	575,000	575,327
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	811,794
Saxe Gotha-Lexington, SC, Public Facilities Corp. Rev. (Icehouse Development Project), 6.75%, 5/02/2025	2,400,000	2,427,167
		$3,916,415
Multi-Family Housing Revenue – 3.3%
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	$2,500,000	$2,498,848
Greenville, SC, Housing Authority, Multi-Family Housing Rev. (Cherokee Landing Apartments Project), FNMA, 5%, 7/01/2027 (Put Date 7/01/2026)	1,000,000	1,023,038
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	656,031	651,496
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	994,842	1,002,393
San Antinio, TX, Housing Trust Public Facility Corp., Multifamily (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	85,000	84,019
South Carolina Housing & Finance Development Authority Multi-Family Mortgage (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	2,000,000	2,027,413
		$7,287,207
Port Revenue – 6.3%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,707,803
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	301,874
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	452,684
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	503,562
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,083,712
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,834,609
South Carolina Ports Authority Rev., 5.25%, 7/01/2055 (Prerefunded 7/01/2025)	3,000,000	3,025,034
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,063,354
		$13,972,632
Sales & Excise Tax Revenue – 3.3%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$1,050,422
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	180,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,899
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	49,000	49,012
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	158,000	155,641
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,599,000	3,585,542
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	299,000	294,902
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	163,000	161,126
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	71,000	69,729
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	14,000	11,746
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	725,000	557,253
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	695,000	489,361
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	327,000	105,190
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	510,000	493,425
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	261,225
		$7,469,014
Secondary Schools – 1.0%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$235,221
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Carolina Voyager Project), “A”, 5%, 6/15/2054 (n)	1,000,000	994,542
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	984,989
		$2,214,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 10.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$185,000	$184,938
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	1,195,000	1,191,109
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	395,580
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	250,000	227,467
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	245,000	212,844
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	2,220,000	2,160,344
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4.95%, 7/01/2053	965,000	975,526
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4.75%, 1/01/2054	900,000	901,710
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5.75%, 1/01/2054	2,840,000	3,055,556
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 6.25%, 7/01/2054	1,975,000	2,180,834
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.2%, 7/01/2042	1,975,000	1,907,452
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.6%, 7/01/2049	2,000,000	1,998,929
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	1,680,000	1,657,618
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.9%, 7/01/2053	1,295,000	1,301,842
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 1/01/2054	1,920,000	2,086,785
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 1/01/2055	2,000,000	2,202,051
		$22,640,585
State & Local Agencies – 7.4%
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	$1,000,000	$992,932
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2042	1,090,000	1,096,047
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2043	350,000	345,775
Fort Mill, SC, Public Facilities Corp. Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2044	325,000	319,104
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 5%, 4/01/2043	1,000,000	1,097,419
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 4%, 4/01/2044	1,000,000	985,958
Greer, SC, Installment Purchase Rev. (City Improvement Project), “A”, 4.125%, 9/01/2049	1,000,000	974,476
Laurens County, SC, Public Facilities Corp. Installment Purchase Rev. (Laurens County Public Facilities Project), 5%, 9/01/2049	1,000,000	1,070,877
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	1,975,000	1,843,056
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	740,000	771,839
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	870,000	914,484
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,144,181
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	987,124
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	976,697
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,010,158
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,013,331
		$16,543,458
Student Loan Revenue – 0.4%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$920,000	$904,082
Tax - Other – 4.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$145,000	$149,043
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	375,000	402,550
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2040	920,000	881,174
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2041	470,000	446,170
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4.25%, 12/01/2049	1,000,000	936,619
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	988,050
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	96,166
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	285,046
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2041	780,000	764,477
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2042	500,000	488,348
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2044	500,000	486,420
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,023,734
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,028,223
		$8,976,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$899,020
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	19,747
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	17,000	17,228
		$935,995
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$243,882
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	465,000	412,108
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	615,000	556,988
		$1,212,978
Toll Roads – 0.6%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$836,214
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	617,772
		$1,453,986
Transportation - Special Tax – 1.6%
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	$120,000	$141,175
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,252,999
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,067,209
		$3,461,383
Universities - Colleges – 5.0%
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	$3,000,000	$2,338,397
Clemson University, SC, Higher Education Rev. (Manning Hall Project), “A”, 5%, 5/01/2054	1,500,000	1,602,372
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,156
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	393,691
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,585,971
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,044,516
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	1,000,000	979,503
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,038
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	2,009,682
		$11,109,376
Utilities - Municipal Owned – 5.4%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$330,000	$178,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	283,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	54,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	48,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	145,800
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,611
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	75,600
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	62,100
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	946,265
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	1,000,000	1,048,639
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,007,258
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	620,663
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2035	500,000	504,521
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	501,928
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,136,749
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,213,535
South Carolina Public Service Authority Obligation Refunding Rev., “B”, AGM, 5%, 12/01/2049	2,000,000	2,119,677
		$11,971,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 4.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$1,230,000	$1,292,109
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,269,434
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,138,092
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	110,000	115,428
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,147,776
Southeast Alabama Energy Authority Energy Supply Rev., “A”, 5%, 11/01/2035	855,000	886,285
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	731,450
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	570,000	578,067
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,097,813
		$9,256,454
Water & Sewer Utility Revenue – 12.5%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$954,215
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,062,706
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., “A”, 5%, 1/01/2054	2,000,000	2,151,319
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,076,744
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	542,564
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,181,900
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,530,674
Dorchester County, SC, Waterworks & Sewer Systems Rev., 4.25%, 10/01/2048	2,250,000	2,241,283
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	413,771
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	308,103
Inman-Campobello Water District, SC, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,050,693
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	509,501
Metropolitan, SC, Sewer System Rev., 4%, 6/01/2049	500,000	481,589
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2042	605,000	658,192
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2043	325,000	352,299
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,450,543
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,576,313
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	5,072,019
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,005,362
York County, SC, Water and Sewer System Rev., 4%, 6/01/2040	1,100,000	1,104,875
York County, SC, Water and Sewer System Rev., 4%, 6/01/2042	1,100,000	1,094,557
		$27,819,222
Total Municipal Bonds		$217,752,281
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$417,075
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	727,364	210,935
Total Bonds		$628,010
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$373,062	$228,500
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.49% (v)	982,128	$982,325

Other Assets, Less Liabilities – 1.4%		3,107,666
Net Assets – 100.0%		$222,698,782
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $982,325 and $218,608,791, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,335,449, representing 2.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$217,980,781	$—	$217,980,781
U.S. Corporate Bonds	—	628,010	—	628,010
Investment Companies	982,325	—	—	982,325
Total	$982,325	$218,608,791	$—	$219,591,116
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,190,396	$46,952,015	$48,159,515	$(396)	$(175)	$982,325
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$161,300	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2024, are as follows:
South Carolina	79.9%
Puerto Rico	3.7%
New York	2.1%
Illinois	2.1%
Alabama	1.5%
Pennsylvania	1.2%
North Carolina	1.1%
Tennessee	1.1%
Texas	1.0%
Virginia	1.0%
California	0.8%
Maryland	0.7%
Arkansas	0.7%
Guam	0.6%
New Jersey	0.5%
Wisconsin	0.3%
Ohio	0.3%
New Hampshire	0.3%
Colorado	0.2%
Michigan	0.1%
Washington DC	0.1%
Connecticut	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.